Equity reserves - Disclosure of range of exercise prices of outstanding share options (Details)	Dec. 31, 2019 CAD ($) yr Share	Dec. 31, 2018 CAD ($) Share	Dec. 31, 2017 CAD ($) Share
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	12,568,362	13,482,427	12,578,625
Weighted average remaining contractual life of outstanding share options	2.38
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 1.93	$ 2.22	$ 2.52
Number of share options exercisable in share-based payment arrangement | Share	7,199,782
Weighted average remaining contractual life of exercisable share options | yr	1.30
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 2.61
C$0.00-C$1.00 [Member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	3,355,000
Weighted average remaining contractual life of outstanding share options	4.15
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 0.97
Number of share options exercisable in share-based payment arrangement | Share	0
Weighted average remaining contractual life of exercisable share options | yr	0.00
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 0.00
C$0.00-C$1.00 [Member] | Minimum [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	0.00
C$0.00-C$1.00 [Member] | Maximum [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	$ 1.00
C$1.01 - C$ 2.00 [Member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	4,321,737
Weighted average remaining contractual life of outstanding share options	2.40
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 1.43
Number of share options exercisable in share-based payment arrangement | Share	2,308,157
Weighted average remaining contractual life of exercisable share options | yr	1.64
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 1.71
C$1.01 - C$ 2.00 [Member] | Minimum [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	1.01
C$1.01 - C$ 2.00 [Member] | Maximum [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	$ 2.00
C$2.01 - C$3.00 [Member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	2,454,625
Weighted average remaining contractual life of outstanding share options	0.17
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 2.09
Number of share options exercisable in share-based payment arrangement | Share	2,454,625
Weighted average remaining contractual life of exercisable share options | yr	0.17
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 2.09
C$2.01 - C$3.00 [Member] | Minimum [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	2.01
C$2.01 - C$3.00 [Member] | Maximum [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	$ 3.00
C$3.01 - C$4.00 [Member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	2,267,000
Weighted average remaining contractual life of outstanding share options	2.16
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 3.97
Number of share options exercisable in share-based payment arrangement | Share	2,267,000
Weighted average remaining contractual life of exercisable share options | yr	2.16
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 3.97
C$3.01 - C$4.00 [Member] | Minimum [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	3.01
C$3.01 - C$4.00 [Member] | Maximum [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	$ 4.00
C$4.01 - C$5.00 [Member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	170,000
Weighted average remaining contractual life of outstanding share options	1.57
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 4.38
Number of share options exercisable in share-based payment arrangement | Share	170,000
Weighted average remaining contractual life of exercisable share options | yr	1.57
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 4.38
C$4.01 - C$5.00 [Member] | Minimum [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	4.01
C$4.01 - C$5.00 [Member] | Maximum [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	$ 5.00